Operating Leases (Details) - Schedule of maturity of our operating lease liabilities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Maturity of our Operating Lease Liabilities [Abstract]
2023	$ 240,000
2024	240,000
2025	240,000
2026	240,000
Total	960,000
Less imputed interest	(64,073)
Total operating lease liabilities	$ 895,927	$ 5,115,163